Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Income Tax Provision

The income tax provision consists of the following components:

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Current:
Federal	$-	$-	$-
State	-	-	-
Foreign	15,598	(335,748)	94,947
Total current income tax expenses/(credit), continuing operations	15,598	(335,748)	94,947
Current income tax expenses, discontinued operations	-	-	-
Total current	$15,598	$(335,748)	$94,947

Deferred:
Federal	$-	$-	$-
State	-	-	-
Foreign	-	-	-
Total deferred income tax expenses, continuing operations	-	-	-
Deferred income tax expenses, discontinued operations	-	-	-
Total deferred	$-	$-	$-
Total income tax expense/(credit)	$15,598	$(335,748)	$94,947

Schedule of Effective Tax Rate for the Continuing Operations and Discontinued Operations

The effective tax rate for the continuing operations was (1.2%), (5.6)% and (5.9)% for the years ended December 31, 2025, 2024 and 2023, respectively.

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
(Loss)/Profit before income tax expense	$(1,346,672)	$5,960,767	$(1,610,047)
Computed tax benefit with statutory tax rate	(222,201)	983,527	(338,110)
Over provision of current taxation in respect of prior year	(14,853)	(350,590)	-
Impact of different tax rates in other jurisdictions	272,847	(954,146)	(52,799)
Impact of preferred tax rate	(21,277)	(14,854)	-
Changes in valuation allowance	1,082	315	485,856
Total income tax expense	$15,598	$(335,748)	$94,947

The effective tax rate for the discontinued operations was 0.0%, 0.0% and 0.0% for the years ended December 31, 2025, 2024 and 2023, respectively.

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Loss before income tax expense	$-	$-	$(21,946)
Computed tax benefit with statutory tax rate	-	-	(4,608)
Impact of different tax rates in other jurisdictions	-	-	(988)
Effect of preferred tax rate	-	-	3,621
Changes in valuation allowance	-	-	1,975
Total income tax expense	$-	$-	$-

Schedule of Deferred Tax Assets and Liabilities

The approximate tax effects of temporary differences, which give rise to the deferred tax assets and liabilities are as follows:

	As of December 31,	As of December 31,
	2025	2024
Deferred tax assets
Tax loss carried forward	$13,344	$8,192
Total deferred tax assets	2,802	1,720
Less: valuation allowance	(2,802)	(1,720)
Total deferred tax assets, net of valuation allowance	-	-

Deferred tax liabilities
Total Deferred tax liabilities	$-	$-
Deferred tax assets, net of valuation allowance and deferred tax liabilities	$-	$-

Discontinued operations

	As of December 31,	As of December 31,
	2025	2024
Deferred tax assets
Tax loss carried forward	$-	$-
Provision for doubtful accounts	-	-
PPE, due to difference in depreciation	-	-
Total deferred tax assets	-	-
Less: valuation allowance	-	-
Total deferred tax assets, net of valuation allowance	-	-

Deferred tax liabilities
Total Deferred tax liabilities	$-	$-
Deferred tax assets, net of valuation allowance and deferred tax liabilities	$-	$-